UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hound Partners, LLC
Address:  101 Park Avenue, 48th Floor
          New York, New York 10178

Form 13F File Number:     028-11815

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Name:     Jonathan Auerbach
Title:    Managing Member
Phone:    212-984-2500


Signature, Place, and Date of Signing:


/s/ Jonathan Auerbach           New York, New York       February 13, 2012
-------------------------     ----------------------    -------------------
     [Signature]                  [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  19

Form 13F Information Table Value Total:  $821,554
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.      Form 13F File Number          Name

    1.       028-13191                     Hound Partners Offshore Fund, LP

                                                     FORM 13F INFORMATION TABLE
                                                         Hound Partners LLC
                                                         December 31, 2011
COLUMN 1                      COLUMN 2        COLUMN 3   COLUMN 4        COLUMN 5      COLUMN 6        COL 7         COLUMN 8

                                                         VALUE      SHARES/  SH/ PUT/  INVESTMENT      OTHR      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP      (x$1000)   PRN AMT  PRN CALL  DISCRETION      MGRS    SOLE     SHARED  NONE
ANGIES LIST INC               COM             034754101    2,290     142,258 SH        SHARED-DEFINED   1        142,258
ASCENT CAP GROUP INC          COM SER A       043632108   34,888     687,854 SH        SHARED-DEFINED   1        687,854
BLOUNT INTL INC NEW           COM             095180105   20,432   1,407,169 SH        SHARED-DEFINED   1      1,407,169
CARTER INC                    COM             146229109   55,698   1,399,108 SH        SHARED-DEFINED   1      1,399,108
ENSCO PLC                     SPONSORED ADR   29358Q109   42,817     912,562 SH        SHARED-DEFINED   1        912,562
GENERAL MTRS CO               COM             37045V100   27,982   1,380,488 SH        SHARED-DEFINED   1      1,380,488
GOOGLE INC                    CL A            38259P508   55,005      85,161 SH        SHARED-DEFINED   1         85,161
GRACE W R & CO DEL NEW        COM             38388F108   77,427   1,686,138 SH        SHARED-DEFINED   1      1,686,138
GROUPON INC                   COM CL A        399473107    9,312     451,385 SH        SHARED-DEFINED   1        451,385
KINDER MORGAN MANAGEMENT LLC  SHS             49455U100   28,806     366,867 SH        SHARED-DEFINED   1        366,867
KRONOS WORLDWIDE INC          COM             50105F105   29,213   1,619,322 SH        SHARED-DEFINED   1      1,619,322
LEVEL 3 COMMUNICATIONS INC    COM NEW         52729N308   35,776   2,105,696 SH        SHARED-DEFINED   1      2,105,696
MOLYCORP INC DEL              COM             608753109    7,913     330,000 SH        SHARED-DEFINED   1        330,000
SHERWIN WILLIAMS CO           COM             824348106   40,831     457,391 SH        SHARED-DEFINED   1        457,391
SPDR S&P 500 ETF TR           TR UNIT         78462F103  165,660   1,320,000     PUT   SHARED-DEFINED   1      1,320,000
TRANSDIGM GROUP INC           COM             893641100   31,520     329,434 SH        SHARED-DEFINED   1        329,434
VALEANT PHARMACEUTICALS INTL  COM             91911K102   92,818   1,987,972 SH        SHARED-DEFINED   1      1,987,972
WILLIAMS COS INC DEL          COM             969457100   31,725     960,785 SH        SHARED-DEFINED   1        960,785
WARNER CHILCOTT PLC IRELAND   SHS A           G94368100   31,437   2,077,802 SH        SHARED-DEFINED   1      2,077,802